PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net cash provided by (used in) operating activities	¥ 292,212,695	$ 42,366,858	¥ 360,975,140	¥ 295,256,932
Net cash used in investing activities	398,459,115	57,771,141	(928,388,186)	(111,552,657)
Net cash used in financing activities	(341,896,159)	(49,570,283)	255,627,743	115,527,872
Net increase (decrease) in cash and cash equivalents and restricted cash	349,848,599	50,723,279	(313,129,500)	291,567,886
Cash and cash equivalents and restricted cash at the beginning of the year	320,598,609	46,482,428	633,728,109
Cash and cash equivalents and restricted cash at the end of the year	670,447,208	97,205,707	320,598,609	633,728,109
Parent Company
Net cash provided by (used in) operating activities	222,680,208	32,285,596	(16,338,658)	231,204,774
Net cash used in investing activities	(156,276,810)	(22,658,008)	(113,026,343)	(65,670,760)
Net cash used in financing activities	(71,199,458)	(10,322,953)	(43,683,098)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(2,025,056)	(293,604)	2,306,901	5,679,523
Net increase (decrease) in cash and cash equivalents and restricted cash	(6,821,116)	(988,969)	(170,741,198)	171,213,537
Cash and cash equivalents and restricted cash at the beginning of the year	22,609,979	3,278,139	193,351,177	22,137,640
Cash and cash equivalents and restricted cash at the end of the year	¥ 15,788,863	$ 2,289,170	¥ 22,609,979	¥ 193,351,177